Vessels under construction	6 Months Ended
Jun. 30, 2026
Vessels Under Construction [Abstract]
Vessels under construction
7. Vessels under construction
Details of the Company’s vessels under construction are discussed in Note 6 (“Advances for vessels under construction”) of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on March 31, 2026, and are supplemented by the below new activities within the period.
On June 1, 2026, the Company entered into an agreement with an unaffiliated third party for the acquisition of a Japanese newbuilding 181,000 dwt scrubber-fitted Capesize vessel (“Newbuilding 7”), to be built by Imabari Shipbuilding Co., Ltd. The contract price is $80,000, with delivery expected between the first and the second quarter of 2029. The purchase price is payable in five installments linked to the vessel’s construction milestones, with 40% of the purchase price payable during the first thirty (30) months following the execution of the agreement and the remaining 60% payable upon delivery of the vessel. As of June 30, 2026, an amount equal to 5% of the purchase price had been paid.

On April 9, 2026, the Company entered into an agreement with Hengli Shipbuilding (Dalian) Co., Ltd. and Hengli Shipbuilding (Singapore) Pte. Ltd. for the construction of a 181,500 dwt scrubber-fitted Capesize vessel (“Newbuilding 6”). The contract price is $77,857, with delivery expected in the fourth quarter of 2027. The contract price is payable in five installments, linked to the vessel’s construction milestones, with 45% of the contract price payable during the first fifteen (15) months following the execution of the agreement and the remaining 55% payable upon delivery of the vessel. As of June 30, 2026, no amounts had been paid under the agreement.

Οn February 26, 2026, the Company entered into an agreement with an unaffiliated third party for the acquisition of a Japanese newbuilding 181,500 dwt scrubber-fitted Capesize vessel (“Newbuilding 2”), to be built by Imabari Shipbuilding Co., Ltd. The contract price is $80,100, with delivery expected between the second and the third quarter of 2027. The purchase price is payable in two installments. An amount equal to 20% of the purchase price was payable upon execution of the agreement and the remaining 80% is payable upon delivery of the vessel.  As of June 30, 2026, an amount equal to 20% of the contract price had been paid.

On February 25, 2026, the Company entered into a ten-year bareboat charter agreement with an unaffiliated third party for a Japanese newbuilding 181,500 dwt scrubber-fitted Capesize vessel (“Newbuilding 3”), to be built in Imabari Shipbuilding Co., Ltd. The Company advanced a down payment of $3,875 upon signing of the agreement and will pay an additional down payment of $7,750 one year after the signing of the bareboat charter agreement, as well as $3,875 upon delivery of the vessel to the Company, which is expected in the first quarter of 2029. Following the delivery of the vessel, the Company will pay a monthly charter rate of $295 over the period of the bareboat charter. Following the fifth anniversary of the bareboat charter, the Company will have continuous options to purchase the vessel at any time during the bareboat charter period at predetermined prices, as set forth in the agreement. At the end of the bareboat period, the Company will have an option to purchase the vessel for $26,970, which the Company expects to exercise.

Οn January 30, 2026, the Company entered into an agreement with Hengli Shipbuilding (Dalian) Co., Ltd. and Hengli Shipbuilding (Singapore) Pte. Ltd. for the construction of a 181,500 dwt scrubber-fitted Capesize vessel, (“Newbuilding 4”). The contract price is $75,159, with delivery expected in the third quarter of 2027. The contract price is payable in five installments, linked to the vessel’s construction milestones, with 45% of the contract price payable during the first fifteen (15) months following the execution of the agreement and the remaining 55% payable upon delivery of the vessel. The acquisition of the vessel will be financed with cash on hand and through a sale and leaseback agreement with an affiliate of China Huarong Shipping Financial Leasing Company Limited (“Huarong”). As of June 30, 2026, an amount equal to 25% of the contract price had been paid.

The following table presents an analysis of vessels under construction:

June 30, 2026
Beginning balance	118
- Advances for vessel under construction and other initial expenses	69,012
- Capitalized interest	1,031
Vessels under construction	70,161